Restatement of previously issued financial statements (unaudited)	12 Months Ended
Dec. 31, 2020
Restatement of previously issued financial statements (unaudited)
Note 15 - Restatement of previously issued financial statements (unaudited)

Note 15 - Restatement of previously issued financial statements (unaudited)

On April 13, 2020, the Company concluded that a gain on debt restructuring recognized during the first quarter of 2019 (relating to the New AC Midwest Unsecured Note) should have been accounted for as a capital transaction. Since the New AC Midwest Unsecured Note was held by a related party, the gain should have been recorded as a capital transaction under ASC 470-50-40. The profit-sharing portion also should have been bifurcated from the loan and shown separately on the Condensed Consolidated Balance Sheets of the financial statements. See Note 9.

The following tables summarize the effects of the restatements on the specific items presented in the Company’s historical unaudited interim condensed consolidated financial statements previously included in the Company’s Quarterly Reports on Form 10-Q as of and for the three month period ended March 31, 2019:

CONDENSED CONSOLIDATED BALANCE SHEETS

	MARCH 31, 2019
	As previously reported	Adjustment	As restated
LIABILITIES AND STOCKHOLDERS’ DEFICIT

Profit Share liability	$-	$1,991,940	$1,991,940
Unsecured note payable, net of discount and issuance costs	8,403,968	(1,981,568)	6,422,400
Total liabilities	14,801,425	10,372	14,811,797

Stockholders’ deficit
Additional paid-in capital	42,785,990	3,412,204	46,198,194
Accumulated deficit	(49,197,401)	(3,422,576)	(52,619,977)

Total stockholders’ deficit	(6,335,165)	(10,372)	(6,345,537)

Total liabilities and stockholders’ deficit	$8,466,260	$-	$8,466,260

MIDWEST ENERGY EMISSIONS CORP. AND SUBSIDIARIES

	FOR THE THREE MONTHS ENDED MARCH 31, 2019
	As previously reported	Adjustment	As restated

Interest expense & letter of credit fees	$529,193	$(27,185)	$502,008
Loss on change in fair value of profit share	-	37,557	37,557
Gain on debt restructuring	(3,412,204)	3,412,204	-

Total costs and expenses	423,524	3,422,576	3,846,100

Net income (loss)	$2,363,797	$(3,422,576)	$(1,058,779)

Net loss per common share - basic and diluted:	$0.03	$(0.04)	$(0.01)
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS

	FOR THE THREE MONTHS ENDED MARCH 31, 2019
	As previously reported	Adjustment	As restated
Cash flows from operating activities
Net income (loss)	$2,363,797	$(3,422,576)	$(1,058,779)

Adjustments to reconcile net loss to net cash
Amortization of discount of notes payable	303,697	(27,185)	276,512
Loss on change in fair value of profit share	-	37,557	37,557
Gain on debt restructuring	(3,412,204)	3,412,204	-
Net cash provided by (used in) operating activities	$68,245	$-	$68,245

The following tables summarize the effects of the restatements on the specific items presented in the Company’s historical unaudited interim condensed consolidated financial statements previously included in the Company’s Quarterly Reports on Form 10-Q as of and for the three and six month periods ended June 30, 2019:

CONDENSED CONSOLIDATED BALANCE SHEETS

	JUNE 30, 2019
	As previously reported	Adjustment	As restated

LIABILITIES AND STOCKHOLDERS’ DEFICIT

Profit Share liability	$-	$2,097,655	$2,097,655
Secured note payable	271,686	-	271,686
Unsecured note payable, net of discount and issuance costs	9,095,119	(2,179,831)	6,915,288
Total liabilities	16,654,136	(82,176)	16,571,960

Stockholders’ deficit
Additional paid-in capital	44,745,926	3,412,204	48,158,130
Accumulated deficit	(52,036,522)	(3,330,028)	(55,366,550)

Total stockholders’ deficit	(7,213,886)	82,176	(7,131,710)

Total liabilities and stockholders’ deficit	$9,440,250	$-	$9,440,250
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS

	FOR THE THREE MONTHS ENDED JUNE 30, 2019			FOR THE SIX MONTHS ENDED JUNE 30, 2019
	As previously reported	Adjustment	As restated	As previously reported	Adjustment	As restated

Interest expense & letter of credit fees	$763,873	$(198,263)	$565,610	$1,293,067	$(225,448)	$1,067,619
Loss on change in fair value of profit share	-	105,715	105,715	-	143,272	143,272
(Gain)/Loss on debt restructuring	-	-	-	(3,412,204)	3,412,204	-

Total costs and expenses	5,348,871	(92,548)	5,256,323	5,772,394	3,330,028	9,102,422

Net loss	$(2,839,121)	$92,548	$(2,746,573)	$(475,324)	$(3,330,028)	$(3,805,352)
Net loss per common share - basic and diluted:	$(0.04)	$(0.00)	$(0.04)	$(0.01)	$(0.04)	$(0.05)

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS

	FOR THE SIX MONTHS ENDED JUNE 30, 2019
	As previously reported	Adjustment	As restated
Cash flows from operating activities
Net loss	$(475,324)	$(3,330,028)	$(3,805,352)

Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of discount of notes payable	938,532	(225,448)	713,084
Loss on change in fair value of profit share	-	143,272	143,272
Gain on debt restructuring	(3,412,204)	3,412,204	-
Net cash used in operating activities	$(506,674)	$-	$(506,674)

The following tables summarize the effects of the restatements on the specific items presented in the Company’s historical unaudited interim condensed consolidated financial statements previously included in the Company’s Quarterly Reports on Form 10-Q as of and for the three and nine month periods ended September 30, 2019:

CONDENSED CONSOLIDATED BALANCE SHEETS

	SEPTEMBER 30, 2019
	As previously reported	Adjustment	As restated
LIABILITIES AND STOCKHOLDERS’ DEFICIT

Current liabilities
Profit Share liability	$-	$2,210,230	$2,210,230
Unsecured note payable, net of discount and issuance costs	9,752,882	(2,339,289)	7,413,593
Total liabilities	17,177,693	(129,059)	17,048,634

Stockholders’ deficit
Additional paid-in capital	44,882,209	3,412,204	48,294,413
Accumulated deficit	(52,887,063)	(3,283,145)	(56,170,208)

Total stockholders’ deficit	(7,928,107)	129,059	(7,799,048)

Total liabilities and stockholders’ deficit	$9,249,586	$-	$9,249,586

CONDENSED CONSOLIDATED STATEMENT OF OPERATIONS

	FOR THE THREE MONTHS ENDED SEPTEMBER 30, 2019			FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2019
	As previously reported	Adjustment	As restated	As previously reported	Adjustment	As restated

Interest expense & letter of credit fees	$782,695	$(159,458)	$623,237	$2,075,761	$(384,906)	$1,690,855
Loss on change in fair value of profit share	-	112,575	112,575	-	255,847	255,847
(Gain)/Loss on debt restructuring	-	-	-	(3,412,204)	3,412,204	-
Total costs and expenses	4,446,648	(46,883)	4,399,765	10,219,042	3,283,145	13,502,187

Net loss	$(850,541)	$46,883	$(803,658)	$(1,325,865)	$(3,283,145)	$(4,609,010)
Net loss per common share-basic and diluted:	$(0.01)	$-	$(0.01)	$(0.02)	$(0.04)	$(0.06)
CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS

	FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2019
	As previously reported	Adjustment	As restated
Cash flows from operating activities
Net loss	$(1,325,865)	$(3,283,145)	$(4,609,010)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of discount of notes payable	1,585,686	(384,906)	1,200,780
Loss on change in fair value of profit share	-	255,847	255,847
Gain on debt restructuring	(3,412,204)	3,412,204	-
Net cash used in operating activities	$(1,304,626)	$-	$(1,304,626)

CONDENSED CONSOLIDATED STATEMENT OF STOCKHOLDERS’ DEFICIT
FOR THE MONTHS ENDED MARCH 31, 2019, THE SIX MONTHS ENDED JUNE 30, 2019 AND THE NINE MONTHS ENDED SEPTEMBER 30, 2019
(Restated)

	Common Stock		Additional	Accumulated
	Shares	Par Value	Paid-in Capital	(Deficit)	Total

Balance - January 1, 2019	76,246,113	$76,246	$42,785,990	$(51,483,332)	$(8,621,096)

Cumulative effect of change in accounting principle related to accounting for leases	-	-	-	(77,866)	(77,866)

Capital contribution	-	-	3,412,204	-	3,412,204

Net income	-	-	-	(1,058,779)	(1,058,779)

Balance - March 31, 2019	76,246,113	$76,246	$46,198,194	$(52,619,977)	$(6,345,537)

Stock issued per resignation agreements	464,517	464	118,076	-	118,540

Issuance of stock options	-	-	898,207	-	898,207

Extension of certain stock option expiration	-	-	745,989	-	745,989

Issuance of warrants, recorded as discount on convertible notes payable	-	-	197,664	-	197,664

Net loss	-	-	-	(2,746,573)	(2,746,573)

Balance - June 30, 2019	76,710,630	$76,710	$48,158,130	$(55,366,550)	$(7,131,710)

Stock issued upon cashless warrant exercise	37,120	37	(37)	-	-

Issuance of warrants, recorded as discount on convertible notes payable	-	-	136,320	-	136,320

Net loss	-	-	-	(803,658)	(803,658)

Balance - September 30, 2019	76,747,750	$76,747	$48,294,413	$(56,170,208)	$(7,799,048)